Revenue Recognition (Details) - Schedule of disaggregates revenue by geographic location, recognition pattern and service - SoundHound, Inc. [Member] - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disaggregation of Revenue [Line Items]
Total	$ 4,290	$ 3,739
United States [Member]
Disaggregation of Revenue [Line Items]
Total	1,389	1,068
Japan [Member]
Disaggregation of Revenue [Line Items]
Total	927	1,033
Germany [Member]
Disaggregation of Revenue [Line Items]
Total	683	1,019
France [Member]
Disaggregation of Revenue [Line Items]
Total	459
Korea [Member]
Disaggregation of Revenue [Line Items]
Total	412	478
Other Location [Member]
Disaggregation of Revenue [Line Items]
Total	$ 420	$ 141